TWO ROADS SHARED TRUST

Redwood Managed Volatility Fund

Class N RWDNX Class I RWDIX Class Y RWDYX

Redwood AlphaFactor® Tactical Core Fund

Class N RWTNX Class I RWTIX

Redwood Managed Municipal Income Fund

Class N RWMNX Class I RWMIX

Redwood Activist LeadersTM Fund

Class N RWLNX Class I RWLIX

Redwood AlphaFactor® Tactical International Fund

Class N RWINX Class I RWIIX

Redwood Systematic Macro Trend (“SMarT”) Fund

Class N RWSNX Class I RWSIX

Incorporated herein by reference is the definitive version of the prospectus for the Redwood Managed Volatility Fund, Redwood AlphaFactor® Tactical Core Fund, Redwood Managed Municipal Income Fund, Redwood Activist LeadersTM Fund, Redwood AlphaFactor® Tactical International Fund, Redwood Systematic Macro Trend (“SMarT”) Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 8, 2019 (SEC Accession No. 0001580642-19-001281).